MAJOR CUSTOMERS AND SUPPLIERS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2023 CNY (¥) item
MAJOR CUSTOMERS AND SUPPLIERS
Net revenue	¥ 11,432,274	¥ 10,322,068	¥ 9,782,448
Number of suppliers | item	1	1	1
Revenues | Customer concentration | Contracting Customer A
MAJOR CUSTOMERS AND SUPPLIERS
Net revenue	¥ 1,606,886	¥ 1,550,688	¥ 1,992,667
Revenues | Customer concentration | Contracting Customer B
MAJOR CUSTOMERS AND SUPPLIERS
Net revenue	1,837,956	1,881,021	1,834,843
Revenues | Customer concentration | Contracting Customer C
MAJOR CUSTOMERS AND SUPPLIERS
Net revenue	1,880,221	1,432,073	1,411,645
Revenues | Customer concentration | Contracting Customer D
MAJOR CUSTOMERS AND SUPPLIERS
Net revenue	1,342,088	1,352,796	1,128,135
Revenues | Customer concentration | End User Customer One
MAJOR CUSTOMERS AND SUPPLIERS
Net revenue	3,315,332	2,991,061	2,769,633
Revenues | Customer concentration | End User Customer Two
MAJOR CUSTOMERS AND SUPPLIERS
Net revenue	¥ 1,370,130	¥ 1,491,313	¥ 1,676,064